Shares and issued capital - Fully Paid Ordinary Shares - Number of Shares (Details) - USD ($) $ in Thousands					1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 06, 2017	Oct. 09, 2015	Sep. 25, 2015	Jun. 08, 2015	Dec. 31, 2016	Dec. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Balance at the beginning of period, before adjustment from share consolidation (in shares)						42,073,748,961	4,252,922,259	42,073,748,961	35,856,096,167
Balance at the beginning of period (in shares)						4,207,374,896	4,252,922,259	4,207,374,896
Balance at beginning of year						$ 4,190,255	$ 5,403,227	$ 4,190,255	$ 3,307,722
Issuance of shares under the Company's employee share option plan (in shares)						329,531,926	32,723,622		232,284,137
Issuance of shares under the Company's employee share option plan							$ 17,105	$ 17,610	$ 8,743
Ordinary shares issued (in shares)	241,418,625	961,849,809	323,518,848	4,700,000,000
Ordinary shares issued	$ 1,000						$ 326,140		$ 508,807
Conversion of convertible bonds during the year (in shares)							389,042,383	105,128,132
Conversion of convertible bonds during the year							$ 399,099	$ 10,244
Adjustment arising from the Share Consolidation (in shares)								(38,257,568,118)
Issuance of shares under the Company's employee share option plan after the Share Consolidation (in shares)					2,081,358
Balance at the end of period, before adjustment from share consolidation (in shares)					4,252,922,259			4,252,922,259	42,073,748,961
Balance at the end of period (in shares)					4,252,922,259		4,916,106,889	4,252,922,259	4,207,374,896
Balance at end of year					$ 5,403,227		$ 6,721,335	$ 5,403,227	$ 4,190,255
Ordinary shares
Disclosure of classes of share capital [line items]
Balance at beginning of year						$ 16,830	17,012	16,830	14,342
Issuance of shares under the Company's employee share option plan					966	132	130	140	93
Ordinary shares issued		$ 385	$ 130	$ 1,880			966		2,395
Conversion of convertible bonds during the year							1,556	42
Ordinary Shares Issued During Period Share Option Plan After Share Consolidation value					8
Balance at end of year					17,012		19,664	17,012	16,830
Share premium
Disclosure of classes of share capital [line items]
Balance at beginning of year						4,903,861	4,950,948	4,903,861	4,376,630
Issuance of shares under the Company's employee share option plan					325,174	$ 35,367	35,178	36,064	20,819
Ordinary shares issued		$ 81,440	$ 27,392	$ 397,580			325,174		506,412
Conversion of convertible bonds during the year							427,168	11,023
Ordinary Shares Issued During Period Share Option Plan After Share Consolidation value					697
Share premium reduction							(910,849)
Balance at end of year					$ 4,950,948		$ 4,827,619	$ 4,950,948	$ 4,903,861